Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2020
Interest Revenue (Expense), Net [Abstract]
Details of interest income
(1)	Interest income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Financial assets at FVTPL	54,243	50,619	48,612
Financial assets at FVTOCI	280,371	474,751	437,527
Financial assets at amortized cost
Loans and other financial assets at amortized cost
Interest on due from banks	112,581	141,330	53,586
Interest on loans	8,832,485	9,443,740	8,570,173
Interest of other receivables	28,031	29,990	30,967

Sub-total	8,973,097	9,615,060	8,654,726

Securities at amortized cost	376,788	436,340	382,988

Sub-total	9,349,885	10,051,400	9,037,714

Total	9,684,499	10,576,770	9,523,853

Details of interest expense
(2)	Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Interest on deposits due to customers	2,917,165	3,424,441	2,486,523
Interest on borrowings	306,739	383,213	269,985
Interest on debentures	720,394	777,322	722,551
Other interest expense	89,250	89,002	36,964
Interest on lease liabilities	—	9,086	9,318

Total	4,033,548	4,683,064	3,525,341